Operating Leases and Obligations Related to Finance Leases - Finance Leases Additional Information (Details) $ in Thousands	1 Months Ended			6 Months Ended
	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	May 17, 2021 vessel	Mar. 10, 2021 vessel	Feb. 05, 2021 vessel	Dec. 31, 2020 vessel	Oct. 22, 2020 vessel
Finance Leased Assets [Line Items]
Minimum liquidity covenant requirement | $				$ 35,000
Minimum liquidity as a percentage of consolidated debt covenant requirement				5.00%
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $				$ 35,000
Finance Lease, Weighted Average Discount Rate, Percent				7.50%					7.80%
Payments to Acquire Property, Plant, and Equipment | $			$ 29,600	$ 7,237	$ 3,076
Suezmax, Aframax and LR2 Vessels [Member]
Finance Leased Assets [Line Items]
Number Of Vessels				16					9
Aframax Tanker
Finance Leased Assets [Line Items]
Number Of Vessels				1		2	6	2		2
Payments to Acquire Property, Plant, and Equipment | $		$ 128,800		$ 128,800
Suezmax Tankers
Finance Leased Assets [Line Items]
Number Of Vessels					3	2
Payments to Acquire Property, Plant, and Equipment | $	$ 56,700
Suezmax and LR2 Tankers
Finance Leased Assets [Line Items]
Number of Vessels with Purchase Option				6
Minimum [Member]
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms				9
Long-term Debt, Term				6 months
Loss Contingency, Estimate of Possible Loss | $				$ 8,000
Maximum
Finance Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms				12
Loss Contingency, Estimate of Possible Loss | $				$ 9,000
July 2017 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter				100.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3				90.00%
Actual Hull Coverage Ratio				102.00%
July 2017 Sale Leaseback [Member] | Suezmax Tankers
Finance Leased Assets [Line Items]
Number of Vessels with Purchase Option				4
July 2017 Sale Leaseback [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio									121.00%
July 2017 Sale Leaseback [Member] | Maximum
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio									143.00%
September 2018 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Thereafter				90.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 1				75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2				78.00%
Maintain 80% Hull Coverage Ratio Year 3 & 4				80.00%
September 2018 Sale Leaseback [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio				98.00%					80.00%
September 2018 Sale Leaseback [Member] | Maximum
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio				104.00%					88.00%
November 2018 Sale leaseback Transaction [Member]
Finance Leased Assets [Line Items]
Debt Covenant Minimum Hull Coverage Ratio				100.00%
November 2018 Sale leaseback Transaction [Member] | Suezmax and LR2 Tankers
Finance Leased Assets [Line Items]
Number of Vessels with Purchase Option				2
November 2018 Sale leaseback Transaction [Member] | Minimum [Member] | Suezmax, Aframax and LR2 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio				122.00%					145.00%
November 2018 Sale leaseback Transaction [Member] | Maximum
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio				127.00%
November 2018 Sale leaseback Transaction [Member] | Maximum | Suezmax, Aframax and LR2 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Actual Hull Coverage Ratio									156.00%
Finance Lease Obligations [Member]
Finance Leased Assets [Line Items]
Minimum liquidity covenant requirement | $				$ 35,000
Minimum liquidity as a percentage of consolidated debt covenant requirement				5.00%
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $				$ 35,000
Finance Lease Obligations [Member] | Minimum [Member]
Finance Leased Assets [Line Items]
Long-term Debt, Term				6 months
Finance Lease Obligations [Member] | July 2017 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels				4
Finance Lease Obligations [Member] | September 2018 Sale Leaseback [Member]
Finance Leased Assets [Line Items]
Number Of Vessels				6
Finance Lease Obligations [Member] | November 2018 Sale leaseback Transaction [Member]
Finance Leased Assets [Line Items]
Number Of Vessels				2
Finance Lease Obligations [Member] | July 2017 and November 2018 Sale leaseback transaction
Finance Leased Assets [Line Items]
Number Of Vessels				6